Quarterly Report
September 30, 2023
MFS®  Corporate Bond Portfolio
MFS® Variable Insurance Trust II
BDS-Q3

Portfolio of Investments
9/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.5%
Aerospace & Defense – 2.5%
Boeing Co., 2.196%, 2/04/2026	$288,000	$264,437
Boeing Co., 5.15%, 5/01/2030	632,000	603,875
Boeing Co., 5.805%, 5/01/2050	728,000	659,217
General Dynamics Corp., 3.625%, 4/01/2030	488,000	442,110
L3 Harris Technologies, Inc., 5.4%, 1/15/2027	373,000	369,754
L3 Harris Technologies, Inc., 5.4%, 7/31/2033	298,000	286,459
TransDigm, Inc., 6.875%, 12/15/2030 (n)	647,000	634,412
		$3,260,264
Apparel Manufacturers – 0.2%
Tapestry, Inc., 4.125%, 7/15/2027	$95,000	$87,496
Tapestry, Inc., 3.05%, 3/15/2032	227,000	166,294
		$253,790
Asset-Backed & Securitized – 3.5%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.132%, 11/15/2054 (i)	$3,840,423	$191,272
ACREC 2021-FL1 Ltd., “A”, FLR, 6.595% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	638,992	630,105
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 7.146% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	175,000	171,575
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	166,560	165,108
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.032% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	41,573	56,586
BDS 2021-FL7 Ltd., “B”, FLR, 6.945% ((SOFR - 1mo. + 0.11448%) + 1.5%), 6/16/2036 (n)	163,500	159,412
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.378%, 7/15/2054 (i)	7,016,418	461,452
JPMorgan Chase Commercial Mortgage Securities Corp., 5.752%, 7/15/2042 (n)	7,048	6,132
KREF 2018-FT1 Ltd., “A”, FLR, 6.516% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	288,000	284,118
KREF 2018-FT1 Ltd., “AS”, FLR, 6.746% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	316,500	301,869
LAD Auto Receivables Trust, 2023-2A, “A2”, 5.93%, 6/15/2027 (n)	427,608	426,481
MF1 2022-FL8 Ltd., “A”, FLR, 6.677% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	496,852	489,936
PFP III 2021-8 Ltd., “A”, FLR, 6.446% ((SOFR - 1mo. + 0.11448%) + 1%), 8/09/2037 (n)	314,789	310,208
PFP III 2021-8 Ltd., “AS”, FLR, 6.696% ((SOFR - 1mo. + 0.11448%) + 1.25%), 8/09/2037 (n)	603,000	580,485
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 6.434% ((SOFR - 1mo. + 0.11448%) + 1%), 4/25/2038 (z)	213,435	211,166
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	127,381	126,792
		$4,572,697
Automotive – 0.2%
Ford Motor Credit Co. LLC, 6.8%, 5/12/2028	$326,000	$325,623
Broadcasting – 2.2%
Activision Blizzard, Inc., 2.5%, 9/15/2050	$487,000	$290,005
Discovery Communications LLC, 5.3%, 5/15/2049	600,000	459,441
Discovery Communications LLC, 4%, 9/15/2055	300,000	179,992
Prosus N.V., 4.193%, 1/19/2032	200,000	159,484
Prosus N.V., 3.832%, 2/08/2051 (n)	437,000	241,354
Walt Disney Co., 3.5%, 5/13/2040	961,000	719,790
Walt Disney Co., 3.6%, 1/13/2051	430,000	298,251
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	238,000	202,019
WarnerMedia Holdings, Inc., 5.391%, 3/15/2062	498,000	367,814
		$2,918,150
Brokerage & Asset Managers – 1.5%
Brookfield Finance, Inc., 2.34%, 1/30/2032	$665,000	$499,142
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	246,000	240,938
Charles Schwab Corp., 1.95%, 12/01/2031	248,000	182,249
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day+ 2.01%) to 8/24/2034	300,000	291,827
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	407,000	376,020
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	392,000	335,337
		$1,925,513

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 0.6%
Vulcan Materials Co., 3.5%, 6/01/2030	$610,000	$531,136
Vulcan Materials Co., 4.5%, 6/15/2047	299,000	239,789
		$770,925
Business Services – 2.0%
Equifax, Inc., 3.1%, 5/15/2030	$347,000	$288,993
Equifax, Inc., 2.35%, 9/15/2031	436,000	331,282
Equinix, Inc., 2.625%, 11/18/2024	413,000	397,352
Fiserv, Inc., 2.25%, 6/01/2027	746,000	662,037
Fiserv, Inc., 4.4%, 7/01/2049	364,000	278,838
Verisk Analytics, Inc., 5.75%, 4/01/2033	120,000	119,327
Visa, Inc., 2.05%, 4/15/2030	306,000	252,654
Visa, Inc., 3.65%, 9/15/2047	314,000	238,159
		$2,568,642
Cable TV – 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	$640,000	$487,695
Comcast Corp., 2.8%, 1/15/2051	409,000	239,401
Cox Communications, Inc., 5.7%, 6/15/2033 (n)	525,000	505,952
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	661,000	529,203
		$1,762,251
Chemicals – 0.6%
RPM International, Inc., 4.55%, 3/01/2029	$508,000	$470,535
Sasol Financing (USA) LLC, 8.75%, 5/03/2029 (n)	330,000	317,287
		$787,822
Computer Software – 1.1%
Cisco Systems, Inc., 5.5%, 1/15/2040	$262,000	$257,728
Microsoft Corp., 2.525%, 6/01/2050	549,000	334,283
Oracle Corp., 4.9%, 2/06/2033	326,000	300,484
Oracle Corp., 5.55%, 2/06/2053	353,000	309,286
VeriSign, Inc., 4.75%, 7/15/2027	248,000	238,053
		$1,439,834
Computer Software - Systems – 0.3%
Apple, Inc., 2.7%, 8/05/2051	$727,000	$442,686
Conglomerates – 1.5%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$408,000	$379,653
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	348,000	338,488
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)	325,000	313,941
Regal Rexnord Corp., 6.4%, 4/15/2033 (n)	303,000	291,852
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	467,000	443,615
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	233,000	219,093
		$1,986,642
Consumer Products – 1.2%
Kenvue, Inc., 5%, 3/22/2030 (n)	$363,000	$353,666
Kenvue, Inc., 5.1%, 3/22/2043 (n)	323,000	298,062
Kenvue, Inc., 5.05%, 3/22/2053 (n)	299,000	271,589
Mattel, Inc., 3.75%, 4/01/2029 (n)	751,000	653,696
		$1,577,013
Consumer Services – 1.1%
Booking Holdings, Inc., 3.6%, 6/01/2026	$682,000	$649,637
CBRE Group, Inc., 5.95%, 8/15/2034	859,000	810,218
		$1,459,855

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – 0.2%
Berry Global, Inc., 5.5%, 4/15/2028 (n)	$292,000	$282,062
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$373,000	$340,138
Electronics – 1.4%
Broadcom, Inc., 3.187%, 11/15/2036 (n)	$348,000	$249,860
Intel Corp., 5.7%, 2/10/2053	545,000	511,075
Lam Research Corp., 1.9%, 6/15/2030	151,000	121,254
Lam Research Corp., 4.875%, 3/15/2049	283,000	247,026
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.5%, 5/11/2031	451,000	352,145
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	450,000	388,577
		$1,869,937
Emerging Market Quasi-Sovereign – 0.2%
Qatar Petroleum, 3.125%, 7/12/2041 (n)	$451,000	$311,219
Emerging Market Sovereign – 0.5%
United Mexican States, 6.338%, 5/04/2053	$676,000	$615,205
Energy - Independent – 1.2%
EQT Corp., 3.625%, 5/15/2031 (n)	$382,000	$323,149
Occidental Petroleum Corp., 6.125%, 1/01/2031	245,000	241,483
Occidental Petroleum Corp., 4.4%, 4/15/2046	233,000	170,997
Pioneer Natural Resources Co., 5.1%, 3/29/2026	417,700	412,331
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	427,000	417,768
		$1,565,728
Energy - Integrated – 0.9%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$297,000	$234,820
BP Capital Markets America, Inc., 4.812%, 2/13/2033	357,000	334,109
BP Capital Markets America, Inc., 3.001%, 3/17/2052	427,000	261,855
Eni S.p.A., 4.75%, 9/12/2028 (n)	361,000	345,752
		$1,176,536
Entertainment – 0.4%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	$566,000	$518,961
Financial Institutions – 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	$710,000	$644,490
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	624,000	585,896
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	802,000	679,537
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	505,000	481,012
Macquarie AirFinance Holdings Ltd., 8.125%, 3/29/2029 (n)	395,000	395,533
		$2,786,468
Food & Beverages – 3.8%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$177,000	$153,446
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/2058	444,000	372,505
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)	669,000	626,870
Constellation Brands, Inc., 2.25%, 8/01/2031	330,000	257,068
Constellation Brands, Inc., 4.75%, 5/09/2032	437,000	404,825
Constellation Brands, Inc., 3.75%, 5/01/2050	242,000	172,101
Diageo Capital PLC, 2.375%, 10/24/2029	364,000	308,272
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/14/2030	165,000	154,034
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031	372,000	297,987
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	327,000	310,366
Kraft Heinz Foods Co., 4.875%, 10/01/2049	149,000	124,376

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Kraft Heinz Foods Co., 5.5%, 6/01/2050	$648,000	$590,724
Mars, Inc., 4.55%, 4/20/2028 (n)	685,000	663,640
SYSCO Corp., 2.4%, 2/15/2030	148,000	121,889
SYSCO Corp., 2.45%, 12/14/2031	284,000	222,436
SYSCO Corp., 4.45%, 3/15/2048	320,000	248,322
		$5,028,861
Gaming & Lodging – 1.8%
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	$482,000	$388,586
Marriott International, Inc., 4%, 4/15/2028	280,000	259,697
Marriott International, Inc., 2.85%, 4/15/2031	984,000	793,202
VICI Properties LP, REIT, 4.75%, 2/15/2028	421,000	393,748
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	228,000	212,439
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	272,000	242,752
		$2,290,424
Insurance – 0.8%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$591,000	$497,324
Corebridge Financial, Inc., 4.35%, 4/05/2042	96,000	72,590
Equitable Holdings, Inc., 5.594%, 1/11/2033	534,000	505,722
		$1,075,636
Insurance - Health – 1.5%
Centene Corp., 2.625%, 8/01/2031	$507,000	$388,313
Humana, Inc., 4.95%, 10/01/2044	430,000	362,006
Humana, Inc., 5.5%, 3/15/2053	200,000	181,742
UnitedHealth Group, Inc., 5.3%, 2/15/2030	432,000	429,314
UnitedHealth Group, Inc., 4.625%, 7/15/2035	383,000	353,618
UnitedHealth Group, Inc., 5.875%, 2/15/2053	301,000	302,071
		$2,017,064
Insurance - Property & Casualty – 1.6%
American International Group, Inc., 5.125%, 3/27/2033	$550,000	$511,753
Aon Corp./Aon Global Holdings PLC, 2.05%, 8/23/2031	324,000	247,136
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	345,000	280,429
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	271,000	253,117
Hub International Ltd., 7.25%, 6/15/2030 (n)	325,000	324,405
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033	560,000	526,766
		$2,143,606
International Market Quasi-Sovereign – 0.8%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/05/2028 (n)	$499,000	$500,013
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	699,000	527,625
		$1,027,638
International Market Sovereign – 0.6%
Government of Bermuda, 5%, 7/15/2032 (n)	$783,000	$729,547
Machinery & Tools – 1.5%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$400,000	$371,094
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)	400,000	379,743
CNH Industrial Capital LLC, 5.5%, 1/12/2029	481,000	472,675
CNH Industrial N.V., 3.85%, 11/15/2027	798,000	742,718
		$1,966,230
Major Banks – 17.4%
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	$679,000	$641,149
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	351,000	314,864
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/14/2029	501,000	494,851

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	$260,000	$204,345
Bank of America Corp., 5.872% to 9/15/2033, FLR (SOFR - 1 day + 1.84%) to 9/14/2034	493,000	479,778
Bank of New York Mellon Corp., 5.802% to 10/25/2027, FLR (SOFR - 1 day + 1.802%) to 10/25/2028	193,000	192,625
Bank of New York Mellon Corp., 5.834% to 10/25/2032, FLR (SOFR - 1 day + 2.074%) to 10/25/2033	188,000	184,803
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	651,000	489,886
Capital One Financial Corp., 6.312% to 6/08/2028, FLR (SOFR - 1 day + 2.640%) to 6/08/2029	368,000	359,645
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.860%) to 6/08/2034	307,000	289,721
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	631,000	530,499
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	280,000	179,160
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	888,000	793,141
Deutsche Bank AG, 7.079% to 2/10/2033, FLR (SOFR - 1 day + 3.65%) to 2/10/2034	483,000	436,507
Goldman Sachs Group, Inc., 2.64% to 2/24/2027, FLR (SOFR - 1 day + 1.114%) to 2/24/2028	319,000	284,454
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	339,000	277,641
HSBC Holdings PLC, 2.871% to 11/22/2031, FLR (SOFR - 1 day + 1.41%) to 11/22/2032	838,000	644,082
Huntington Bancshares, Inc., 6.208% to 8/21/2028, FLR (SOFR - 1 day+ 2.02%) to 8/21/2029	510,000	498,908
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	762,000	722,987
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	1,244,000	962,724
Mitsubishi UFJ Financial Group, Inc., 5.719% to 2/20/2025, FLR (CMT - 1yr. + 1.08%) to 2/20/2026	785,000	780,353
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	423,000	372,956
Mitsubishi UFJ Financial Group, Inc., 5.422% to 2/22/2028, FLR (CMT - 1yr. + 1.38%) to 2/22/2029	200,000	195,747
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	532,000	409,449
Mizuho Financial Group, 5.754%, 5/27/2034	665,000	639,818
Morgan Stanley, 0.985% to 12/10/2025, FLR (SOFR - 1 day + 0.72%) to 12/10/2026	935,000	834,162
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	235,000	229,000
Morgan Stanley, 4.431% to 1/23/2029, FLR ((SOFR - 3mo. + 0.26161%) + 1.628%) to 1/23/2030	439,000	406,138
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	582,000	501,378
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	268,000	252,802
Morgan Stanley, 2.484% to 9/16/2031, FLR (SOFR - 1 day + 1.36%) to 9/16/2036	445,000	323,242
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	423,000	322,114
NatWest Group PLC, 5.847% to 3/02/2026, FLR (CMT - 1yr. + 1.35%) to 3/02/2027	298,000	294,116
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	200,000	191,945
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	721,000	633,187
Royal Bank of Canada, 2.3%, 11/03/2031	646,000	501,067
Royal Bank of Canada, 5%, 2/01/2033	328,000	305,616
Standard Chartered PLC, 6.187%, 7/06/2027 (n)	494,000	491,966
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	854,000	636,686
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 3/09/2026 (n)	636,000	634,213
Toronto-Dominion Bank, 4.108%, 6/08/2027	336,000	317,148
Toronto-Dominion Bank, 4.693%, 9/15/2027	647,000	622,225
Toronto-Dominion Bank, 2%, 9/10/2031	378,000	287,655
Toronto-Dominion Bank, 4.456%, 6/08/2032	142,000	127,340
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	928,000	780,137
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	900,000	644,781
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	700,000	641,254
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	201,000	177,558
Wells Fargo & Co., 3.908% to 4/25/2025, FLR (SOFR - 1 day + 1.32%) to 4/25/2026	547,000	527,063
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	409,000	399,017
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	304,000	245,736
		$22,707,639
Medical & Health Technology & Services – 3.0%
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	$793,000	$653,499
Alcon Finance Corp., 3.8%, 9/23/2049 (n)	230,000	163,002
Becton, Dickinson and Co., 2.823%, 5/20/2030	139,000	117,025
Becton, Dickinson and Co., 4.298%, 8/22/2032	126,000	113,931
Becton, Dickinson and Co., 4.685%, 12/15/2044	286,000	240,377
CVS Health Corp., 5%, 2/20/2026	380,000	374,101
CVS Health Corp., 5.25%, 1/30/2031	175,000	168,144
CVS Health Corp., 5.625%, 2/21/2053	493,000	443,107

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
HCA, Inc., 5.2%, 6/01/2028	$325,000	$314,102
HCA, Inc., 5.875%, 2/01/2029	396,000	389,576
Marin General Hospital, 7.242%, 8/01/2045	272,000	246,207
Thermo Fisher Scientific, Inc., 4.977%, 8/10/2030	389,000	378,632
Thermo Fisher Scientific, Inc., 2%, 10/15/2031	177,000	137,280
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	243,000	163,758
		$3,902,741
Medical Equipment – 0.2%
Danaher Corp., 2.6%, 10/01/2050	$518,000	$303,535
Metals & Mining – 1.7%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$389,000	$331,994
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	291,000	232,462
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	228,000	195,638
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	559,000	459,940
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	564,000	447,541
Novelis Corp., 4.75%, 1/30/2030 (n)	611,000	528,790
		$2,196,365
Midstream – 5.4%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$294,000	$260,814
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	105,000	105,329
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	608,000	594,397
Enbridge, Inc., 5.969%, 3/08/2026	268,000	266,677
Enbridge, Inc., 5.7%, 3/08/2033	262,000	250,996
Enbridge, Inc., 8.5% to 1/15/2034, FLR (CMT - 5yr. + 4.431%) to 1/15/2054, FLR (CMT - 5yr. + 5.181%) to 1/14/2084	472,000	468,116
Energy Transfer LP, 4%, 10/01/2027	285,000	264,636
Energy Transfer LP, 3.75%, 5/15/2030	193,000	168,121
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171	524,000	451,778
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	277,000	246,518
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	995,590	918,040
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	433,792	361,397
Plains All American Pipeline LP, 4.65%, 10/15/2025	474,000	460,224
Plains All American Pipeline LP, 3.55%, 12/15/2029	354,000	304,308
Plains All American Pipeline LP, 4.9%, 2/15/2045	280,000	212,631
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	442,000	411,804
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	203,000	186,163
Targa Resources Corp., 4.2%, 2/01/2033	428,000	363,923
Targa Resources Corp., 4.95%, 4/15/2052	551,000	423,789
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	217,000	206,990
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	217,000	178,075
		$7,104,726
Municipals – 0.4%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$340,000	$267,448
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	260,000	236,165
		$503,613
Natural Gas - Pipeline – 0.3%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$495,000	$436,577
Oils – 0.7%
MC Brazil Downstream, 7.25%, 6/30/2031	$522,742	$400,886
Puma International Financing S.A., 5%, 1/24/2026	571,000	521,049
		$921,935

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 1.5%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/12/2029 (n)	$533,000	$530,783
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	147,000	127,120
Macquarie Group Ltd., 5.887%, 6/15/2034 (n)	499,000	469,634
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	654,000	604,003
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)	216,000	188,810
		$1,920,350
Pharmaceuticals – 0.9%
Amgen, Inc., 5.15%, 3/02/2028	$198,000	$194,732
Merck & Co., Inc., 2.75%, 12/10/2051	296,000	178,769
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/2033	579,000	547,316
Pfizer, Inc., 2.55%, 5/28/2040	296,000	199,098
		$1,119,915
Pollution Control – 0.7%
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	$383,000	$329,729
Waste Management, Inc., 4.625%, 2/15/2033	621,000	578,259
		$907,988
Precious Metals & Minerals – 0.5%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$144,000	$112,680
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	545,000	508,859
		$621,539
Railroad & Shipping – 0.6%
Burlington Northern Santa Fe, LLC, 5.2%, 4/15/2054	$466,000	$426,930
Canadian Pacific Railway Co., 3.1%, 12/02/2051	558,000	348,854
		$775,784
Real Estate - Office – 0.9%
Boston Properties LP, REIT, 2.45%, 10/01/2033	$133,000	$90,772
Boston Properties LP, REIT, 6.5%, 1/15/2034	214,000	203,936
Corporate Office Property LP, REIT, 2%, 1/15/2029	628,000	491,877
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	531,000	398,544
		$1,185,129
Real Estate - Other – 1.7%
EPR Properties, REIT, 3.6%, 11/15/2031	$447,000	$331,348
Extra Space Storage LP, 5.5%, 7/01/2030	528,000	510,561
Lexington Realty Trust Co., 2.375%, 10/01/2031	542,000	397,218
Prologis LP, REIT, 5.125%, 1/15/2034	655,000	618,559
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032	528,000	397,979
		$2,255,665
Real Estate - Retail – 0.9%
NNN REIT, Inc., 5.6%, 10/15/2033	$413,000	$389,142
Spirit Realty, LP, REIT, 4.45%, 9/15/2026	303,000	287,547
STORE Capital Corp., REIT, 2.7%, 12/01/2031	709,000	483,877
		$1,160,566
Retailers – 1.2%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$62,000	$41,240
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	543,000	352,586
Amazon.com, Inc., 3.6%, 4/13/2032	481,000	426,525
AutoZone, Inc., 4.75%, 8/01/2032	370,000	339,402
Home Depot, Inc., 3.3%, 4/15/2040	491,000	365,899
		$1,525,652

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Chemicals – 0.4%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$260,000	$233,063
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	130,000	107,975
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	169,000	127,133
		$468,171
Specialty Stores – 0.4%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$324,000	$249,060
DICK'S Sporting Goods, 4.1%, 1/15/2052	383,000	232,674
		$481,734
Telecommunications - Wireless – 3.9%
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	$1,009,000	$699,075
Crown Castle, Inc., REIT, 4.45%, 2/15/2026	656,000	635,194
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	556,000	397,068
Rogers Communications, Inc., 3.8%, 3/15/2032	425,000	353,186
Rogers Communications, Inc., 4.5%, 3/15/2042	422,000	326,768
Rogers Communications, Inc., 4.55%, 3/15/2052	188,000	137,131
T-Mobile USA, Inc., 2.05%, 2/15/2028	795,000	683,605
T-Mobile USA, Inc., 5.05%, 7/15/2033	488,000	452,772
T-Mobile USA, Inc., 3%, 2/15/2041	850,000	563,250
Vodafone Group PLC, 5.625%, 2/10/2053	414,000	366,877
Vodafone Group PLC, 4.125% to 6/04/2031, FLR (CMT - 1yr. + 2.767%) to 6/04/2051, FLR (CMT - 1yr. + 3.517%) to 6/04/2081	709,000	547,440
		$5,162,366
Tobacco – 0.9%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$493,000	$485,593
Philip Morris International, Inc., 5.625%, 11/17/2029	211,000	208,607
Philip Morris International, Inc., 5.125%, 2/15/2030	460,000	441,159
		$1,135,359
U.S. Treasury Obligations – 5.0%
U.S. Treasury Bonds, 2.375%, 2/15/2042 (f)	$3,991,000	$2,758,623
U.S. Treasury Bonds, 3.875%, 5/15/2043	2,569,000	2,233,424
U.S. Treasury Bonds, 2.875%, 5/15/2052	1,307,000	926,694
U.S. Treasury Notes, 2.625%, 4/15/2025	690,000	663,613
		$6,582,354
Utilities - Electric Power – 9.5%
AEP Transmission Co. LLC, 5.4%, 3/15/2053	$166,000	$154,255
American Electric Power Co., Inc., 5.699%, 8/15/2025	318,000	316,370
American Electric Power Co., Inc., 5.625%, 3/01/2033	518,000	501,246
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	181,000	143,083
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	120,000	105,433
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	100,000	78,108
CenterPoint Energy, Inc., 2.65%, 6/01/2031	400,000	319,480
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	957,000	800,093
Duke Energy Corp., 3.75%, 9/01/2046	556,000	384,304
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	600,000	571,971
Enel Finance International N.V., 2.25%, 7/12/2031 (n)	294,000	222,135
Enel Finance International N.V., 7.75%, 10/14/2052 (n)	296,000	322,323
Evergy, Inc., 2.9%, 9/15/2029	218,000	186,194
FirstEnergy Corp., 4.15%, 7/15/2027	726,000	674,796
FirstEnergy Corp., 2.65%, 3/01/2030	373,000	304,017
FirstEnergy Corp., 3.4%, 3/01/2050	970,000	602,903
Florida Power & Light Co., 2.85%, 4/01/2025	287,000	275,641
Florida Power & Light Co., 4.45%, 5/15/2026	227,000	222,130
Florida Power & Light Co., 2.45%, 2/03/2032	204,000	163,784
Florida Power & Light Co., 3.95%, 3/01/2048	287,000	218,958
Georgia Power Co., 4.7%, 5/15/2032	416,000	385,429

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Georgia Power Co., 4.95%, 5/17/2033	$411,000	$385,246
Georgia Power Co., 5.125%, 5/15/2052	362,000	318,963
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	645,000	505,128
MidAmerican Energy Co., 5.85%, 9/15/2054	488,000	481,106
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	264,000	264,399
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	262,000	261,264
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	73,000	56,473
NextEra Energy Capital Holdings, Inc., 3.8% to 3/15/2027, FLR (CMT - 5yr. + 2.547%) to 3/15/2082	381,000	322,518
Pacific Gas & Electric Co., 5.45%, 6/15/2027	355,000	341,663
Pacific Gas & Electric Co., 6.1%, 1/15/2029	250,000	244,181
Pacific Gas & Electric Co., 2.5%, 2/01/2031	831,000	632,208
Southern California Edison Co., 4.5%, 9/01/2040	273,000	222,412
Southern California Edison Co., 3.65%, 2/01/2050	120,000	81,012
Virginia Electric & Power Co., 2.875%, 7/15/2029	442,000	385,108
WEC Energy Group, Inc., 4.75%, 1/09/2026	759,000	743,507
Xcel Energy, Inc., 4.6%, 6/01/2032	215,000	195,102
		$12,392,943
Total Bonds		$127,569,613
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 5.4% (v)	2,145,179	$2,145,608

Other Assets, Less Liabilities – 0.9%		1,169,462
Net Assets – 100.0%		$130,884,683
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,145,608 and $127,569,613, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $37,177,546, representing 28.4% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 6.434% ((SOFR - 1mo. + 0.11448%) + 1%), 4/25/2038	2/14/2022	$211,730	$211,166
% of Net assets			0.2%
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 9/30/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Short	USD	39	$4,109,016	December – 2023	$30,037
U.S. Treasury Ultra Note 10 yr	Short	USD	51	5,689,687	December – 2023	152,770
						$182,807
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	5	$568,906	December – 2023	$(25,218)
U.S. Treasury Note 2 yr	Long	USD	54	10,946,391	December – 2023	(28,343)
U.S. Treasury Ultra Bond 30 yr	Long	USD	26	3,085,875	December – 2023	(230,251)
						$(283,812)
At September 30, 2023, the fund had liquid securities with an aggregate value of $157,596 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of September 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$6,582,354	$—	$6,582,354
Non - U.S. Sovereign Debt	—	2,683,609	—	2,683,609
Municipal Bonds	—	503,613	—	503,613
U.S. Corporate Bonds	—	76,854,685	—	76,854,685
Commercial Mortgage-Backed Securities	—	2,179,654	—	2,179,654
Asset-Backed Securities (including CDOs)	—	2,393,043	—	2,393,043
Foreign Bonds	—	36,372,655	—	36,372,655
Mutual Funds	2,145,608	—	—	2,145,608
Total	$2,145,608	$127,569,613	$—	$129,715,221
Other Financial Instruments
Futures Contracts – Assets	$182,807	$—	$—	$182,807
Futures Contracts – Liabilities	(283,812)	—	—	(283,812)

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,562,231	$36,042,629	$37,459,080	$148	$(320)	$2,145,608
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$127,212	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2023, are as follows:
United States	69.9%
United Kingdom	5.1%
Canada	5.1%
Australia	3.3%
Japan	2.8%
Ireland	1.9%
Italy	1.8%
Switzerland	1.7%
Bermuda	1.5%
Other Countries	6.9%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.